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                       AMERICAN INDEPENDENCE FUNDS TRUST

                                 NESTEGG FUNDS

                         SUPPLEMENT DATED APRIL 1, 2002
                       TO PROSPECTUS DATED JUNE 30, 2001

      Premium Class Shares are offered by means of a separate prospectus.